SHARE BASED PAYMENT (Tables)	12 Months Ended
Dec. 31, 2011
Employee Service Share Based Compensation Aggregate Disclosures Tables [Abstract]
SHARE BASED PAYMENT

	Program A 1st Grant	Program A 2nd Grant	Program B
Total Shares options granted per Program	2,992,620	496,500	3,014,100
Adjustments due to share capital increases	120,315	35,632	162,720
Number of share options exercised	(1,426,883)	(53,475)	(798,590)
Number of share options cancelled	(1,686,052)	(478,657)	(2,378,230)

Stock options	Balance		Weighted
		Weighted	average
		average	remaining	Aggregate
		exercise	contractual	Intrinsic
		price	term	value
		(EUR)		(EUR)
Outstanding at January 1, 2011	1,998,496	20.45	-	-
Expired during the year	(1,998,496)	20.45	-	-